Goodwill and Other Intangible Assets (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Approach - Discounted Cash Flows [Member]
Schedule of fair value estimate calculation of goodwill
Weighted average cost of capital	16.00%
Terminal Value Rate	3.00%	2.50%	3.00%
Market Approach - Multiples of EBITDA [Member]
Market Approach
EBITDA Multiples Used	4.3
Market Approach - Comparison of Recent Transactions [Member]
Market Approach
EBITDA Multiples Used
Maximum [Member]
Schedule of fair value estimate calculation of goodwill
Revenue Growth Rates			34.60%
Maximum [Member] | Income Approach - Discounted Cash Flows [Member]
Schedule of fair value estimate calculation of goodwill
Revenue Growth Rates	3.00%	41.00%
Weighted average cost of capital		18.00%	15.00%
EBITDA Margin Rate	8.20%	12.00%	6.70%
Maximum [Member] | Market Approach - Multiples of EBITDA [Member]
Market Approach
EBITDA Multiples Used		4.5	5.5
Minimum [Member]
Schedule of fair value estimate calculation of goodwill
Revenue Growth Rates			3.00%
Minimum [Member] | Income Approach - Discounted Cash Flows [Member]
Schedule of fair value estimate calculation of goodwill
Revenue Growth Rates	(7.70%)	2.50%
Weighted average cost of capital		17.00%	14.00%
EBITDA Margin Rate	8.00%	4.10%	4.20%
Minimum [Member] | Market Approach - Multiples of EBITDA [Member]
Market Approach
EBITDA Multiples Used		3.0	4.5